General Company Information (Details) - Feb. 05, 2021 - IFRS IPO [Member] $ in Millions	USD ($)	kr / shares shares
Disclosure of General Company Information [line items]
Aggregate proceeds from IPO	$ 27.9
Deduction on underwriting discount	$ 2.1
Ordinary shares authorized on capital | shares		3,000,000
Ordinary shares par value | kr / shares		kr 1